Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Derivative Instruments [Abstract]
Estimated fair value of assets and liabilities
	2015		2014
	Assets (liabilities)		Assets (liabilities)
	Carrying		Carrying
	amount	Estimated	amount	Estimated
December 31 (In millions)	(net)	fair value	(net)	fair value

GE
Assets
Investments and notes receivable	$1,104	$1,174	$502	$551
Liabilities
Borrowings(a)(b)	(18,455)	(19,011)	(16,340)	(17,503)
Borrowings (debt assumed)(a)(c)	(85,114)	(92,641)	-	-

GE Capital
Assets
Loans	20,061	19,774	20,153	20,182
Time deposits(d)	10,386	10,386	-	-
Other commercial mortgages	1,381	1,447	1,427	1,508
Loans held for sale	342	342	419	419
Other financial instruments(e)	94	110	103	113
Liabilities
Borrowings(a)(f)(g)(h)	(95,681)	(99,602)	(245,993)	(261,569)
Investment contracts	(2,955)	(3,441)	(3,970)	(4,596)

(a) See Note 10.

(b) Included $116 million and $94 million of accrued interest in estimated fair value at December 31, 2015 and December 31, 2014, respectively.

(c) Included $1,006 million of accrued interest in estimated fair value at December 31, 2015.

(d) Balances at December 31, 2015 included $10,386 million of high quality interest bearing deposits with European branches of global banks, predominantly in the UK, that mature in April 2016.

(e) Principally comprises cost method investments.

(f) Fair values exclude interest rate and currency derivatives designated as hedges of borrowings. Had they been included, the fair value of borrowings at December 31, 2015 and 2014 would have been reduced by $3,001 million and $5,020 million, respectively.

(g) Included $1,103 million and $2,888 million of accrued interest in estimated fair value at December 31, 2015 and 2014, respectively.

(h) Excluded $85,114 million of intercompany payable to GE related to the debt assumption at December 31, 2015.

Loan commitments
NOTIONAL AMOUNTS OF LOAN COMMITMENTS

December 31 (In millions)	2015	2014

Ordinary course of business lending commitments(a)	$531	$762
Unused revolving credit lines Commercial	279	282

(a) Excluded investment commitments of $782 million and $812 million at December 31, 2015 and 2014, respectively.

Financial statements effects of cash flow hedges
FINANCIAL STATEMENT EFFECTS - CASH FLOW HEDGES

(In millions)	2015	2014

Balance sheet changes
Fair value of derivatives increase (decrease)	$(911)	$(546)
Shareowners' equity (increase) decrease	913	546

Earnings (loss) related to ineffectiveness	2	1
Earnings (loss) effect of derivatives(a)	(918)	(878)

(a) Offsets earnings effect of the hedged forecasted transaction

Interest rate forwards/swaps	Interest rate increases	Interest rate decreases
Pay fixed rate/receive floating rate	Fair value increases	Fair value decreases

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases

Financial statements effects of fair value hedges
FINANCIAL STATEMENT EFFECTS - FAIR VALUE HEDGES

(In millions)	2015	2014

Balance sheet changes
Fair value of derivative increase (decrease)	$(151)	$3,863
Adjustment to carrying amount of hedged debt (increase) decrease	75	(3,939)

Earnings (loss) related to hedge ineffectiveness	(75)	(76)

Interest rate forwards/swaps	Interest rate increases	Interest rate decreases
Pay floating rate/receive fixed rate	Fair value decreases	Fair value increases

Financial statements effects of net investment hedges
FINANCIAL STATEMENT EFFECTS - NET INVESTMENT HEDGES

(In millions)	2015	2014

Balance sheet changes
Fair value of derivatives increase (decrease)	$4,871	$5,192
Fair value of non-derivatives (increase) decrease	(849)	-
Shareowners' equity (increase) decrease	(4,131)	(5,741)

Earnings (loss) related to spot-forward differences	(109)	(549)
Earnings (loss) related to reclassification upon sale or liquidation(a)	4,547	88

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Financial statements effects of economic hedges
FINANCIAL STATEMENT EFFECTS - ECONOMIC HEDGES

(In millions)	2015	2014

Balance sheet changes
Change in fair value of economic hedge increase (decrease)	$(2,720)	$(2,198)
Change in carrying amount of item being hedged increase (decrease)	2,543	2,083

Earnings (loss) effect of economic hedges(a)	(177)	(116)

Interest rate forwards/swaps interest rate	Interest rate increases	Interest rate decreases
Pay floating rate/receive fixed rate	Fair value decreases	Fair value increases

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases

Carry amounts related to derivatives
CARRYING AMOUNTS RELATED TO DERIVATIVES

December 31 (in millions)	2015	2014

Derivative assets	$7,391	$9,911
Derivative liabilities	(5,681)	(4,851)
Accrued interest	1,014	1,419
Cash collateral & credit valuation adjustment	(1,141)	(3,233)
Net Derivatives	1,583	3,246
Securities held as collateral	(1,277)	(3,114)
Net carrying amount	$306	$132

Effects of derivatives on earnings
(In millions)	Effect on hedging instrument	Effect on underlying	Effect on earnings

2015
Cash flow hedges	$(911)	$913	$2
Fair value hedges	(151)	75	(75)
Net investment hedges(a)	4,022	(4,131)	(109)
Economic hedges(b)	(2,720)	2,543	(177)
Total			$(359)

2014
Cash flow hedges	$(546)	$546	$1
Fair value hedges	3,863	(3,939)	(76)
Net investment hedges(a)	5,192	(5,741)	(549)
Economic hedges(b)	(2,198)	2,083	(116)
Total			$(740)

(a) Both derivatives and non-derivatives hedging instruments are included.

(b) Net effect is substantially offset by the change in fair value of the hedged item that will affect earnings in future periods.